CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
NET SALES	R$ 9,159,634	R$ 11,519,655	R$ 20,436,017	R$ 21,262,490
Cost of sales	(6,228,181)	(6,122,925)	(12,196,855)	(11,555,765)
GROSS PROFIT	2,931,453	5,396,730	8,239,162	9,706,725
OPERATING INCOME (EXPENSES)
Selling	(626,809)	(625,567)	(1,231,162)	(1,197,708)
General and administrative	(427,208)	(364,768)	(817,443)	(701,232)
Income (expense) from associates and joint ventures	(14,052)	19,049	419	9,307
Other, net	1,205,293	161,993	1,183,989	159,426
OPERATING PROFIT BEFORE NET FINANCIAL INCOME	3,068,677	4,587,437	7,374,965	7,976,518
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(1,149,041)	(1,133,402)	(2,308,066)	(2,183,523)
Financial income	404,137	194,283	789,898	352,567
Derivative financial instruments	2,903,766	(1,575,557)	4,899,019	4,620,886
Monetary and exchange variations, net	2,376,817	(4,459,984)	3,624,935	3,170,689
NET INCOME (LOSS) BEFORE TAXES	7,604,356	(2,387,223)	14,380,751	13,937,137
Income and social contribution taxes
Current	(97,226)	(63,703)	(211,003)	(122,637)
Deferred	(2,429,507)	2,632,715	(3,849,332)	(3,326,601)
NET INCOME FOR THE PERIOD	5,077,623	181,789	10,320,416	10,487,899
Attributable to
Controlling shareholders'	5,073,127	175,625	10,310,498	10,480,342
Non-controlling interest	R$ 4,496	R$ 6,164	R$ 9,918	R$ 7,557
Earnings (loss) per share
Basic	R$ 3.90544	R$ 0.13057	R$ 7.87524	R$ 7.77949
Diluted	R$ 3.90397	R$ 0.13054	R$ 7.87231	R$ 7.77825